GROUP BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	$ 1,470	$ 1,455
Goodwill	2,992	3,031
Intangible assets	1,110	1,236
Investments	8	12
Investments in associates	16	46
Other non-current assets	18	12
Retirement benefit assets	69	141
Deferred tax assets	274	177
Total non current assets	5,957	6,110
Current assets
Inventories	2,395	2,205
Trade and other receivables	1,300	1,264
Current tax receivable	33	37
Cash at bank	302	350
Total current assets	4,030	3,856
Total assets	9,987	9,966
Equity attributable to owners of the Company
Share capital	175	175
Share premium	615	615
Capital redemption reserve	20	20
Treasury shares	(94)	(118)
Other reserves	(405)	(459)
Retained earnings	4,906	5,026
Total equity	5,217	5,259
Non-current liabilities
Long-term borrowings and lease liabilities	2,319	2,712
Retirement benefit obligations	88	70
Other payables	35	90
Provisions	48	84
Deferred tax liabilities	9	36
Total non-current liabilities	2,499	2,992
Current liabilities
Bank overdrafts, borrowings, loans and lease liabilities	765	160
Trade and other payables	1,055	1,098
Provisions	233	243
Current tax payable	218	214
Total current liabilities	2,271	1,715
Total liabilities	4,770	4,707
Total equity and liabilities	$ 9,987	$ 9,966